Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Inventory Disclosure [Abstract]
Percentage of LIFO (last in first out) inventory to total inventory	29.00%	31.00%
Current cost of inventories exceeds their valuation determined on the LIFO basis, amount	$ 207,277	$ 212,033
Progress payments netted against inventories	$ 42,446	$ 36,087